Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based compensation
Summary of share options granted

				Exercise
			Vesting	price at
	Number of	Term	period	grant date
Grant Date	share options	(year)	(year)	(US$)
April 1, 2016	32,200	10.25	4.00	20.0000
April 1, 2016	79,116	10.25	4.00	6.0000
July 1, 2016	10,000	10.00	4.00	20.0000
July 1, 2016	1,000	10.00	4.00	12.0000
January 1, 2017	4,400	10.01	4.00	20.0000
January 1, 2017 (Note ii)	180,000	10.01	1.67	0.0010
January 1, 2017	100,800	10.01	4.00	8.1290
April 1, 2017	5,000	10.01	4.00	12.0000
July 1, 2017	12,000	8.51	2.50	8.1290
(i)

The Company modified certain terms of the options in 2017 previously granted on February 1, 2015, which these modifications were related to either the vesting period or the exercise price. The incremental costs resulting from such modifications were assessed to be insignificant.

(ii)The Company modified certain terms of the options in 2018 previously granted on January 1, 2015 and January 1, 2017, respectively, which these modifications were related to the vesting period and the exercise price. The incremental costs recognized as share-based compensation expense during the year ended December 31, 2018 resulting from such modifications were US$1,495.

Summary of share option activity

The following table summarizes the share option activity for the years ended December 31, 2016, 2017 and 2018:

				Weighted
			Weighted	average
		Weighted	average	remaining	Aggregate
		average	grant date	contractual	intrinsic
	Number of	exercise price	fair value	life	value
	share options	US$	US$	years	US$’000

At January 1, 2016	1,592,443	4.90		8.58	23,641
Granted	122,316	10.42	13.81
Exercised	(68,135)	2.51
Forfeited	(154,439)	7.14
At December 31, 2016	1,492,185	5.23		7.80	18,631
Vested and expected to vest at December 31, 2016	1,083,293	4.25	9.64	7.15	14,494
Exercisable to vest at December 31, 2016	928,597	3.68	10.77	7.44	12,615

			Weighted	Weighted
		Weighted	average	average	Aggregate
		average	grant date	remaining	intrinsic
	Number of	exercise price	fair value	contractual	value
	share options	US$	US$	life years	US$’000
At January 1, 2017	1,492,185	5.23	—	7.80	18,631
Granted	302,200	8.37	11.67	—	—
Exercised	(25,898)	2.37	—	—	—
Forfeited	(225,911)	7.34	—	—	—
At December 31, 2017	1,542,576	5.62		7.24	19,387
Vested and expected to vest at December 31, 2017	1,199,712	4.75	10.71	6.55	16,081
Exercisable to vest at December 31, 2017	1,118,812	4.72	11.35	6.87	15,035
At January 1, 2018	1,542,576	5.62		7.24	19,387
Exercised	(503,712)	1.28
Forfeited	(130,455)	9.19
At December 31, 2018	908,409	7.52		6.27	2,724
Vested and expected to vest at December 31, 2018	862,372	4.69	11.39	5.58	2,793
Exercisable to vest at December 31, 2018	823,341	4.52	12.02	5.88	2,634

Summary of assumption for fair values of share options granted/modified

The fair values of share options granted/modified during the years ended December 31, 2016, 2017 and 2018 were estimated using the following assumptions:

				Expected
	Risk-free	Dividend	Volatility	term
	interest rate	yield	rate	(in years)
Date	(Note i)	(Note ii)	(Note iii)	(Note iv)
Granted during the years ended December 31, 2016 and 2017:
April 1, 2016	2.00%	0%	49.37%	NA
July 1, 2016	1.62%	0%	50.52%	NA
January 1, 2017	2.67%	0%	50.75%	NA
April 1, 2017	2.59%	0%	50.79%	NA
July 1, 2017	2.35%	0%	47.59%	NA
Modified during the year ended December 31, 2018:
September 1, 2018 (Note v)	2.83%	0%	42.72%	NA
September 1, 2018 (Note vi)	2.92%	0%	44.65%	NA

Notes:

(i)	The risk-free interest rate of periods within the contractual life of the share option is based on the yield of US Treasury Strips sourced from Bloomberg as of the valuation dates.
(ii)	The Company has no history or expectation of paying dividends on its ordinary shares.
(iii)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(iv)

The time to expire is assumed to be the option’s contractual term while early exercise multiples, being 2.2x and 2.8x for general staff and management staff, respectively, and post-vesting employment termination behavior have been factored into the model to derive the fair values of the share options.

(v)	It refers to the modification of options previously granted on January 1, 2015.
(vi)	It refers to the modification of options previously granted on January 1, 2017.

Summary of RSUs granted

		Vesting
	Number of	period
Grant Date	RSUs	(year)

September 1, 2018 (Note i)	514,991	0.01
September 17, 2018 (Note i)	53,686	0.03
September 17, 2018 (Note vi)	23,452	0.29
October 25, 2018 (Note i)	100,000	0.02
October 25, 2018 (Note vi)	5,000	0.18
October 29, 2018 (Note vi)	431,760	0.01
October 25, 2018 (Note vi)	138,855	0.00
October 25, 2018 (Note iii)	105,000	3.19
October 25, 2018 (Note iii)	37,500	2.19
October 25, 2018 (Note v)	75,000	0
December 14, 2018 (Note viii)	50,000	2.00
July 1, 2018 (Note iv)	22,000	3.50
July 1, 2018 (Note iv)	118,020	4.00
October 1, 2018 (Note iv)	1,800	4.00
July 1, 2018 (Note vii)	260,810	0.49
July 1, 2018 (Note vii)	12,500	0.54

Notes:

(i)	These RSUs were granted to non-employees for their past services and immediately vested on grant date.
(ii)	These RSUs were granted to employees for their past services and immediately vested on the grant date.
(iii)	These RSUs were scheduled to be vested over two to three years on a monthly basis.
(iv)

These RSUs were scheduled to be vested over four years. One-fourth of the awards shall be vested upon the end of the first semi-anniversary dates of the grants or the first anniversary dates of the grants, and the remaining of the awards shall be vested on straight-line basis at the end of the remaining anniversary years.

(v)

On October 25, 2018, the Company authorized and communicated the issuance of RSUs to an officer of the Company which are subject to certain market conditions based on achievement of average closing stock prices. The Company determines the grant-date fair value of these RSUs using the Monte Carlo simulation model utilizes multiple input variables to determine the stock-based compensation expense. The fair value of these RSUs were US$5, as determined using a Monte Carlo simulation with the following assumptions: a historical volatility of 37.02%,  0% dividend yield and a risk-free interest rate of 2.90%. The historical volatility was based on the average volatility of the comparable companies for the most recent 2-year period. The stock price projection for the Company assumes a 0% dividend yield. This is mathematically equivalent to reinvesting dividends in the issuing entity over the performance period. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that is commensurate with the remaining performance measurement period. None of these RSUs were forfeited or expired during the year ended December 31, 2018.

(vi)	These RSUs were granted to non-employees for their past services and vested within one year.
(vii)	These RSUs were granted to employees for their past services and vested within one year.

(viii) This RSU was granted to a non-employee for his service and vest over two years on a quarterly basis starting from the service inception date on January 1, 2019.

Summary of RSUs activity

The following table summarizes the activity of the service-based RSUs for the year ended December 31, 2018:

		Weighted
		average
	Number of	grant date
	RSUs	fair value

At January 1, 2018	—	—
Granted	1,950,374	8.72
Vested	(1,569,792)	9.94
Forfeited	(4,310)	12.70

At December 31, 2018	376,272	8.02

Vested and expected to vest at December 31, 2018	376,272	8.02

Summary of compensation costs recognized

	For the years ended December 31,
	2016	2017	2018
Cost of revenues	52	49	347
Research and development	985	937	6,587
Sales and marketing	2,160	2,179	4,811
General and administrative	18,047	1,907	7,934
Total	21,244	5,072	19,679